UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:         |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Jericho Capital Asset Management L.P.

Address:    540 Madison Avenue, 19th Floor
            New York, New York 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Josh Resnick
Title:      Managing Member
Phone:      (212) 946-7650

Signature, Place and Date of Signing:


/s/ Josh Resnick                New York, New York           February 10, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total: $362,343 (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.                            Jericho Capital Master Fund L.P.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
21VIANET GROUP INC            SPONSORED ADR    90138A103  12,458     1,361,498 SH         DEFINED      1       1,361,498
AIRMEDIA GROUP INC            SPONSORED ADR    009411109   4,919     1,355,176 SH         DEFINED      1       1,355,176
BLUE NILE INC                 COM              09578R103  13,855       338,922 SH         DEFINED      1         338,922
CALIX INC                     COM              13100M509   7,715     1,192,400 SH         DEFINED      1       1,192,400
CIENA CORP                    COM NEW          171779309   2,844       235,000 SH         DEFINED      1         235,000
CISCO SYS INC                 COM              17275R102  14,719       814,100 SH         DEFINED      1         814,100
DICE HLDGS INC                COM              253017107  11,699     1,411,251 SH         DEFINED      1       1,411,251
ELONG INC                     SPONSORED ADR    290138205   2,061       137,104 SH         DEFINED      1         137,104
ENTRAVISION COMMUNICATIONS C  CL A             29382R107   1,971     1,263,312 SH         DEFINED      1       1,263,312
EZCHIP SEMICONDUCTOR LIMITED  ORD              M4146Y108  20,229       714,054 SH         DEFINED      1         714,054
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109  40,461     2,075,997 SH         DEFINED      1       2,075,997
JUNIPER NETWORKS INC          COM              48203R104   3,041       149,000 SH         DEFINED      1         149,000
LOGMEIN INC                   COM              54142L109  13,679       354,831 SH         DEFINED      1         354,831
OCZ TECHNOLOGY GROUP INC      COM              67086E303  16,661     2,520,636 SH         DEFINED      1       2,520,636
RF MICRODEVICES INC           COM              749941100  14,659     2,714,547 SH         DEFINED      1       2,714,547
RIVERBED TECHNOLOGY INC       COM              768573107  17,736       754,721 SH         DEFINED      1         754,721
RPX CORP                      COM              74972G103   5,116       404,459 SH         DEFINED      1         404,459
SEAGATE TECHNOLOGY PLC        SHS              G7945M107  15,862       967,210 SH         DEFINED      1         967,210
SHUTTERFLY INC                COM              82568P304  11,380       500,000 SH         DEFINED      1         500,000
SKYWORKS SOLUTIONS INC        COM              83088M102  10,625       655,066 SH         DEFINED      1         655,066
SOUFUN HLDGS LTD              ADR              836034108  13,128       899,159 SH         DEFINED      1         899,159
SPREADTRUM COMMUNICATIONS IN  ADR              849415203  39,296     1,881,992 SH         DEFINED      1       1,881,992
TIM PARTICIPACOES S A         SPONSORED ADR    88706P205  24,175       937,026 SH         DEFINED      1         937,026
TIVO INC                      COM              888706108  26,448     2,948,477 SH         DEFINED      1       2,948,477
VERINT SYS INC                COM              92343X100  17,607       639,309 SH         DEFINED      1         639,309

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